UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oak Hill REIT Management LLC
Address: 4400 MacArthur Blvd. Suite 740
         Newport Beach, CA  92660

13F File Number:  28-12287

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Herold
Title:     Vice President
Phone:     949-975-0500

Signature, Place, and Date of Signing:

     /s/ John Herold     Newport Beach, CA/USA     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $153,751 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109     1781    24311 SH       SOLE                    24311        0        0
AMB PROPERTY CORP              COM              00163T109     5271   166236 SH       SOLE                   166236        0        0
ASSOCIATED ESTATES RLTY CORP   COM              045604105     5301   346666 SH       SOLE                   346666        0        0
BRE PROPERTIES INC             CL A             05564E106     1583    36400 SH       SOLE                    36400        0        0
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108     5599   160194 SH       SOLE                   160194        0        0
DEVELOPERS DIVERSIFIED RLTY    COM              251591103      251    17800 SH       SOLE                    17800        0        0
DIGITAL RLTY TR INC            COM              253868103     1876    36400 SH       SOLE                    36400        0        0
DOUGLAS EMMETT INC             COM              25960P109     1599    96303 SH       SOLE                    96303        0        0
EQUITY ONE                     COM              294752100     5153   283433 SH       SOLE                   283433        0        0
EXTRA SPACE STORAGE INC        COM              30225T102     1328    76300 SH       SOLE                    76300        0        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206     7498    96219 SH       SOLE                    96219        0        0
GLIMCHER RLTY TR               SH BEN INT       379302102     3107   369935 SH       SOLE                   369935        0        0
HOME PROPERTIES INC            COM              437306103     2573    46374 SH       SOLE                    46374        0        0
HYATT HOTELS CORP              COM CL A         448579102     1021    22314 SH       SOLE                    22314        0        0
MARRIOTT INTL INC NEW          CL A             571903202     1765    42500 SH       SOLE                    42500        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104     5209   143170 SH       SOLE                   143170        0        0
PENNSYLVANIA RL ESTATE INVT    SH BEN INT       709102107     2639   181658 SH       SOLE                   181658        0        0
RAMCO-GERSHENSON PPTYS TR      COM SH BEN INT   751452202     4658   374154 SH       SOLE                   374154        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    76014   604482 SH       SOLE                   604482        0        0
TAUBMAN CTRS INC               COM              876664103     8394   166285 SH       SOLE                   166285        0        0
VORNADO RLTY TR                SH BEN INT       929042109     6404    76854 SH       SOLE                    76854        0        0
WASHINGTON REAL ESTATE INVT    SH BEN INT       939653101     4727   152528 SH       SOLE                   152528        0        0